Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes
Income Taxes

Note 22.  Income Taxes

The Company is incorporated in the Cayman Islands, a tax-free country; accordingly, pretax income generated by the group parent company is not subject to local income tax. Substantially all of the Company’s taxable income is derived from the operations in the ROC and, therefore, substantially all of the Company’s income tax expense attributable to income from continuing operations is incurred in the ROC. Other foreign subsidiary companies calculate income tax in accordance with local tax law and regulations.

(a)	Income tax expense (benefit) recognized in profit or loss for the years ended December 31, 2022, 2023 and 2024 consists of the following:

	Year ended December 31,
	2022	2023	2024

	(in thousands)
Current tax expense
Current period	$48,808	155	5,459
Adjustment for prior periods	(2,723)	(2,614)	(942)
	46,085	(2,459)	4,517

Deferred tax expense
Origination and reversal of temporary differences	(5,742)	2,436	(1,590)
Investment tax credits and operating loss carryforward	755	(5,005)	(5,362)
	(4,987)	(2,569)	(6,952)
Total income tax expense (benefit)	$41,098	(5,028)	(2,435)

(b)	Income taxes expense (benefit) recognized directly in other comprehensive income for the years ended December 31, 2022, 2023 and 2024 consist of the following:

	Year ended December 31,
	2022	2023	2024

	(in thousands)
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit pension plans	$107	(1)	—

(c)

Reconciliation of the expected income tax expense computed based on the ROC statutory income tax rate of 20% compared with the actual income tax expense as reported in the consolidated statements of profit or loss for the years ended December 31, 2022, 2023 and 2024 are summarized as follows:

	Years ended December 31,
	2022		2023		2024
	Rate	Amount	Rate	Amount	Rate	Amount
		(in thousands)		(in thousands)		(in thousands)
Profit before income taxes		$276,565		$44,393		$77,335
Income tax expense calculated at the statutory rate	20.0%	55,313	20.0%	8,879	20.0%	15,467
Tax on undistributed earnings	3.9%	10,668	4.4%	1,931	4.7%	3,602
Tax benefit resulting from setting aside legal reserve from prior year’s income	(0.8)%	(2,215)	(2.9)%	(1,267)	(0.3)%	(245)
Tax benefit resulting from actual investment from prior year’s undistributed earnings	(0.1)%	(303)	—	—	—	—
Increase in tax credits	(5.6)%	(15,556)	(22.2)%	(9,864)	(11.2)%	(8,627)
Effect of change of unrecognized deductible temporary differences and tax losses carryforwards	1.7%	4,706	9.3%	4,127	5.5%	4,237
Net of non-taxable income and non-deductible expense	(5.0)%	(13,728)	(16.0)%	(7,090)	(19.3)%	(14,910)
Changes in unrecognized tax benefits	1.1%	3,003	(3.1)%	(1,380)	(4.0)%	(3,127)
Foreign tax rate differential	0.5%	1,370	1.7%	752	2.8%	2,177
Variance from audits, amendments and examinations of prior years’ income tax filings	(0.1)%	(205)	(3.0)%	(1,347)	(0.9)%	(697)
Others	(0.7)%	(1,955)	0.5%	231	(0.4)%	(312)
Income tax expense (benefit)		$41,098		$(5,028)		$(2,435)
Effective tax rate	14.9%		(11.3)%		(3.1)%

(d)	As of December 31, 2023 and 2024, the components of deferred tax assets and deferred tax liabilities were as follows:

	December 31,	December 31,
	2023	2024

	(in thousands)
Deferred tax assets:
Inventory	$4,696	5,051
Tax credit carryforwards	5,005	10,367
Accrued compensated absences	941	1,028
Allowance for sales discounts	1,902	2,374
Depreciation	1,149	1,286
Others	503	1,087
	$14,196	21,193

Deferred tax liabilities:
Remeasurement of defined benefit plans	$(254)	(240)
Unrealized foreign exchange gain	(261)	(264)
Others	(5)	(60)
	$(520)	(564)

As of December 31, 2024, the Company has not provided for income taxes on undistributed earnings of approximately $1,386,030 thousand of its foreign subsidiaries since the Company has specific plans to reinvest these earnings indefinitely. A deferred tax liability will be recognized when the Company can no longer demonstrate that it plans to indefinitely reinvest these undistributed earnings. This amount becomes taxable when the ultimate parent company, Himax Technologies, Inc., executes other investments, share buybacks or shareholder dividends to be funded by cash distribution by its foreign subsidiaries. It is not practicable to estimate the amount of additional taxes that might be payable on such undistributed earnings because of the complexities of the hypothetical calculation.

(e)	Changes in deferred tax assets and liabilities were as follows:

			Recognized			Recognized
		Recognized	in other		Recognized	in other
	January 1,	in profit or	comprehensive	December	in profit or	comprehensive	December
	2023	loss	income	31, 2023	loss	income	31, 2024

	(in thousands)
Inventory	$5,335	(639)	—	4,696	355	—	5,051
Tax credit carryforwards	—	5,005	—	5,005	5,362	—	10,367
Accrued compensated absences	926	15	—	941	87	—	1,028
Allowance for sales discounts	1,465	437	—	1,902	472	—	2,374
Depreciation	641	508	—	1,149	137	—	1,286
Unrealized foreign exchange loss	(364)	103	—	(261)	(3)	—	(264)
Remeasurement of defined benefit plans	(250)	(5)	1	(254)	14	—	(240)
Others	3,353	(2,855)	—	498	529	—	1,027
Total	$11,106	2,569	1	13,676	6,953	—	20,629

(f)	Unrecognized Deferred Tax Assets

Gross amount of deferred tax assets have not been recognized in respect of the following items.

	December 31,	December 31,
	2023	2024

	(in thousands)
Unused tax credits	$1,560	1,560
Unused operating loss carryforwards-statutory tax	215,956	202,550
Unused operating loss carryforwards-undistributed earnings tax	288,301	284,914
Others	19,468	17,422
	$525,285	506,446

As of December 31, 2024, the unused investment tax credits with its expiration year from 2025 to 2034 from US operations were $1,560 thousand.

Tax loss carryforwards is utilized in accordance with the relevant jurisdictional tax laws and regulations. Net losses from foreign subsidiaries are approved by tax authorities in respective jurisdiction to offset future taxable profits. Under ROC Income Tax Acts, the tax loss carryforward in the preceding ten years is available to be deducted from tax income for Taiwan operations. The statutory losses would be deducted for undistributed earnings tax and were not subject to expiration for Taiwan operations.

As of December 31, 2024, the expiration period for abovementioned unrecognized deferred tax assets of unused operating loss carryforwards for statutory tax were as follows:

		Unrecognized
	Deductible amount	deferred tax assets	Expiration year

	(in thousands)
Taiwan operations	$100,779	$20,156	2025~2029
	84,871	16,974	2030~2034
Hong Kong operations	1,825	150	Indefinitely
US operations	15,075	4,131	2025~Indefinitely
		$41,411

(g)	Assessments by the tax authorities

The Company’s major taxing jurisdiction is Taiwan. All Taiwan subsidiaries’ income tax returns have been examined and assessed by the ROC tax authorities through 2022. The income tax returns of 2023 for all Taiwan subsidiaries are open to examination by the ROC tax authorities. Taiwanese entities are customarily examined by the tax authorities and it is possible that a future examination will result in a positive or negative adjustment to the Company’s unrecognized tax benefits within the next 12 months; however, management is unable to estimate a range of the tax benefits or detriment as of December 31, 2024.